Employee benefit plans and compensation plans	12 Months Ended
Dec. 31, 2017
Employee benefit plans and compensation plans.
Employee benefit plans and compensation plans

Note 14. Employee benefit plans and compensation plans

Employee Benefit Plans

Sirius Group operates several retirement plans in accordance with the local regulations and practices. These plans cover substantially all Sirius Group employees and provide benefits to employees in event of death, disability, or retirement.

Defined benefit plans

Swedish and German employees of Sirius International can participate in defined benefit plans which are based on the employees’ pension entitlements and length of employment. In Sweden, where a defined benefit pension plan is mandated by the government, Sirius International’s employees participate in collective agreements funded by Sirius International. These collective agreements are managed by third party trustees who calculate the pension obligation, invoice Sirius International for additional funding, and invest the funds. All employees in Germany are covered by defined benefit pension plans sponsored by Sirius International called Sirius Rückversicherungs Service GmbH Pension Plan. Paid pension premiums are invested with Skandia Liv for employees in Sweden and with Allianz for employees in Germany. Skanda Liv held 94% and 93% of total plan assets in 2017 and 2016, respectively. Allianz held 6% and 7% of total plan assets in 2017 and 2016, respectively. Skandia manages the portfolio to be able to pay a guaranteed amount and a favorable return over time with the goal of getting the highest possible return along with well-balanced risk. The average return for the period 2015 through 2017 was 8.5%. The investment directive is decided by the Skandia Liv board of directors. To achieve the goals the portfolio is diversified with the asset allocation shown below.

The breakdown of the investment of plan assets for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
International equities	18.1%	19.5%
Swedish equities	9.8%	8.6%
Swedish nominal bonds	32.7%	32.8%
Real estate	11.3%	10.7%
Private equity	9.7%	9.7%
Other	18.4%	18.7%

The assumptions used to determine Swedish benefit obligations for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
Discount rate	2.5%	2.5%
Increase in compensation levels rate	3.2%	3.0%
Turnover rate	3.0%	3.0%

The Swedish actuaries follow the Swedish industry DUS14 mortality rate. The discount rate used to calculate the Swedish benefit obligation was derived from the expected return of an investment in Swedish covered mortgage bonds with a duration in accordance with the duration of the pension obligation. The duration of the Swedish pension liability is approximately 19 years.

The assumptions used to determine German benefit obligations for the years ended December 31, 2017 and 2016 are as follows:

	2017	2016
Discount rate	1.7%	1.6%
Increase in compensation levels rate	2.0%	2.0%

The German actuaries follow the Germany industry Richttafeln 2005 G mortality rates and standard turnover values for the years ended December 31, 2017 and 2016. The discount rate used to calculate the German benefit obligation was derived from markets yields on high quality corporate bonds with durations consistent with plan obligations.

The following tables present a reconciliation of the beginning and ending funded status and the net amounts recognized for the defined benefit plans for the years ended December 31, 2017 and 2016:

	2017	2016
	(Millions)
Change in benefit obligation
Projected benefit obligation, beginning of year	$14.9	$15.0
Service cost	0.8	0.9
Interest cost	0.3	0.4
Actuarial (gains) losses	0.4	(0.8)
Benefit payments	(0.5)	(0.6)
Tax payments	(0.2)	(0.2)
Currency revaluation effect	1.7	0.2
Projected benefit obligation, end of year	17.4	14.9
Change in plan assets
Fair value of plan assets, beginning of year	11.6	11.6
Employer contributions	0.9	1.0
Benefit payments	(0.3)	(0.2)
Interest income	2.5	0.5
Currency revaluation effect	1.4	(1.3)
Fair value of plan assets, end of year	16.1	11.6
Funded status at end of year(1)	$(1.3)	$(3.3)
(1)	At December 31, 2017 both plans had a negative funding status. At December 31, 2016, the Swedish plan had a funding status of $0.9 and the German plan had a funding status of $(4.2).

Under the Swedish plan, a 100 basis point discount rate decrease would increase the 2018 defined benefit obligation by $2.1 million, with all other items remaining the same. Under the German plan, a 50 basis point decrease in the discount rate would increase the benefit obligation by $0.5 million, with all other items remaining the same. Conversely, a 50 basis point increase in the discount rate would decrease the benefit obligation by $0.4 million.

The accumulated benefit obligation for the years ended December 31, 2017 and 2016 was $17.4 million and $14.9 million, respectively.

The components of net periodic pension expense for the years ended December 31, 2017, 2016, and 2015 are as follows:

	2017	2016	2015
	(Millions)
Service cost	$(0.8)	$(0.9)	$1.0
Interest cost	2.2	—	(0.1)
Actuarial gain/(loss)	(0.3)	(0.9)	(1.1)
Net periodic pension expense	$1.1	$(1.8)	$(0.2)

The employer benefit payments/settlements for the years ended December 31, 2017 and 2016 were $0.2 million and $0.3 million, respectively. As at December 31, 2017, the projected benefit payments required for the defined pension benefits plans are as follows:

December 31, 2017
(Millions)
2018	$0.4
2019	0.4
2020	0.4
2021	0.4
2022	0.5
2023 - 2027	2.8
Total benefit payments required	$4.9

Defined contributions plans

Non-U.S.

In the United Kingdom, Sirius International contributes 12% of the employee’s salary. Contributed funds are invested into an annuity of the employee’s choice. In Belgium, Sirius International contributes 6.5%-8.5% of the employee’s salary. Employees in Switzerland are eligible to participate in the industry-sponsored Swisscanto pension plan (“Swisscanto plan”). The Swisscanto plan is a combination of a defined contribution and a defined benefit plan. For the Swisscanto plan, Sirius International incurs 60%-70% of the total premium charges and the employees incur the remaining 30-40%. As of December 31, 2017 and 2016, the projected benefit obligation of Sirius International’s various benefit plans was $17.4 million and $15.0 million, and the funded status was $(1.3) million and $(3.3) million, respectively. Sirius International recognized expenses related to these various plans of $4.9 million, $7.3 million, and $7.0 million in 2017, 2016, and 2015, respectively.

Sirius Bermuda sponsors defined contribution plans which cover substantially all of the employees of Sirius Bermuda. Under these plans, Sirius Bermuda is required to contribute 10% of each participant’s salary into an individual account maintained by an independent pension administrator. Employees become vested in the Sirius Bermuda contributions after two years of service. Sirius Bermuda recognized expenses of $0.4 million in 2017. In previous years, employees of Sirius Bermuda were covered by Sirius International sponsored plans and Sirius International incurred expenses of $0.5 million and $0.5 million in 2016 and 2015, respectively.

U.S.

Sirius International Holding Company, Inc. (“SIHC”) sponsors a defined contribution plan (the “SIHC 401(k) Plan”) which offers participants the ability to invest their balances in several different investment options. The SIHC 401(k) Plan provides qualifying employees with matching contributions of 100% up to the first 2% and 50% of the next 4% of salary (subject to U.S. federal limits on allowable contributions in a given year). Total expense for matching contributions to the plan was $1.3 million, $0.7 million, and $0.5 million in 2017, 2016, and 2015, respectively. Additionally, all participants in the SIHC 401(k) Plan can earn a variable contribution of up to 7% of their salary, subject to the applicable IRS annual covered compensation limits ($0.3 million for 2017) and contingent upon Sirius Group’s performance. Total expense for variable contributions to the SIHC 401(k) Plan was $0.3 million, $0.4 million, and $0.5 million in 2017, 2016, and 2015, respectively.

IMG sponsors a 401(k) retirement savings plan (the “IMG 401(k) Plan”). IMG 401(k) Plan participants may elect to have a percentage of their salaries contributed to the IMG 401(k) Plan on a pre-tax basis subject to annual limits prescribed under the Internal Revenue Code. IMG makes safe harbor matching contributions to the IMG 401(k) Plan equal to 100% of participants’ deferrals up to the first 1% of eligible compensation and 50% of participants’ deferrals between 1% and 6% of eligible compensation. IMG may also elect to make discretionary contributions to the IMG 401(k) Plan which are allocated based on compensation. IMG made matching contributions to the IMG 401(k) Plan of $0.3 million from the date of acquisition to December 31, 2017.

Armada maintains a qualified 401(k) plan (the “Armada 401(k) Plan”). Under provisions of the Armada 401(k) Plan, Armada may make discretionary, matching contributions. Matching contributions into the Armada 401(k) Plan totaled $0.1 million from the date of acquisition to December 31, 2017.

Long‑Term Incentive Compensation Plans

Sirius Group grants incentive awards to certain key employees. This includes awards that primarily consist of performance units. Awards earned are subject to the attainment of pre-specified performance goals at the end of a three-year period or as otherwise determined. The awards earned are typically paid in cash. For the years ended December 31, 2017, 2016, and 2015, Sirius Group expensed $3.9 million, $16.6 million, and $18.9 million, respectively, for certain incentive awards. Accrued incentive compensation for these plans was $16.0 million and $30.2 million at December 31, 2017 and 2016, respectively. During 2016, under the SPA, White Mountains paid Sirius Group for certain incentive awards that the Company paid to its employees, with $5.4 million recorded as Additional paid-in surplus.

Transaction and Retention Bonuses

Under the SPA, bonus arrangements for certain employees of Sirius Group were granted. Certain of these bonus arrangements were paid to bonus recipients as compensation for services performed before the sale date (“transaction bonuses”). In addition, certain employees received additional bonus payments under the bonus arrangements after the 12th month and 20th month anniversary of the sale date (“retention bonuses”). Under the SPA, White Mountains agreed to pay the Company an amount equal to the transaction bonuses plus the employer-paid portion of employment or similar taxes less tax benefits attributable to the payment. In addition, White Mountains also agreed to pay the Company for the retention bonuses under the same terms as the transaction bonuses shortly after Sirius Group paid those amounts to the employees. During 2016, Sirius Group recorded $36.9 million in general and administrative expenses in connection with the transaction bonuses. The Company was paid $25.3 million and $30.5 million in 2017 and 2016, respectively, from its former parent for the transaction and retention bonuses after employment costs and taxes, which was recorded as Additional paid-in surplus. During 2017 and 2016, Sirius Group recorded $13.3 million and $17.6 million, respectively, in general and administrative expenses in connection with the retention bonuses.